Note 16 - Earnings (Loss) Per Share - Basic and Diluted Earnings (Loss) Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net income (loss) (in thousands)	$ 12,113	$ 6,127	$ (5,039)
Weighted average shares outstanding (in thousands) – basic (in shares)	1,418,541	1,348,899	1,316,032
Effect of dilutive securities:
Options and RSUs (in thousands) (in shares)	137,489	87,309	0
Weighted average shares outstanding (in thousands) – diluted (in shares)	1,556,030	1,436,208	1,316,032
EARNINGS (LOSS) PER SHARE (note 16)
Basic (in dollars per share)	$ 0.01	$ 0	$ 0
Diluted (in dollars per share)	0.01	0	0
EARNINGS (LOSS) PER ADS (note 16)
Basic (in dollars per share)	0.43	0.23	(0.19)
Diluted (in dollars per share)	$ 0.39	$ 0.21	$ (0.19)